COMMON STOCK (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Dec. 07, 2020	Jun. 05, 2020	May 18, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 06, 2022	Jan. 06, 2022	May 31, 2021	Mar. 31, 2021	Apr. 07, 2020	Apr. 06, 2020	Jan. 30, 2020	Aug. 08, 2019	Mar. 08, 2017
Issued shares of common stock in connection with a completed public offering			2,352,942
Received of net proceeds from the sale of underwritten public offering			$ 8,694,339
Public offering price			$ 4.25
sale of an underwritten public offering, share			2,352,942
Common Stock Shares Issued For Services, Shares											14,390
Issued shares of common stock for servece, Value				$ 719,000					$ 719,000	$ 0
Debt conversion, converted instrument, shares issued, shares											45,268
Additional Paid-in Capital				69,044,321	$ 57,041,447			$ 52,694,147	69,044,321		$ 57,041,447	$ 52,694,147
Gain on extinguishment of debt	$ 42,000			$ 1,109,105	$ 0	$ 0	$ 0	$ 0	$ 245,105	$ 0	$ 0	$ 224,166
Debt Instrument, Convertible, Conversion Price													$ 6		$ 9	$ 9	$ 4.9	$ 3.326	$ 9.978		$ 9.978
Convertible Notes, Conversion Price														$ 7.755
Number Of Warrants Outstanding					48,106			48,106			48,106	48,106								48,106
Series A-1 Convertible Preferred stock [Member]
Common Stock Shares Issued For Services, Shares									14,390			14,390
Debt Conversion, Converted Instrument, Amount									$ 107,880		$ 107,880	$ 107,880
Convertible Preferred Stock Converted	900,000
Common Stock Subscriptions Payable								14,390				14,390
Series B Convertible Preferred Stock [Member]
Common Stock Shares Issued For Services, Shares									1,000,000
Debt conversion, converted instrument, shares issued, shares									3,000,000
Stock Option [Member]
Exercise Price					$ 0.79026						$ 0.79026
Common Stock Shares Issued											$ 24,368
Non-Related Party Two [Member]
Debt conversion, converted instrument, shares issued, shares												1,034,343
Debt Conversion, Converted Instrument, Amount												$ 1,551,514
Debt Instrument, Convertible, Conversion Price								$ 1.50				$ 1.50
Non-Related Party One [Member]
Debt conversion, converted instrument, shares issued, shares												23,483
Debt Conversion, Converted Instrument, Amount												$ 65,391
Gain on extinguishment of debt												$ 41,665
Debt Instrument, Convertible, Conversion Price								$ 9.978				$ 9.978
Consulting Services [Member]
Common Stock Shares Issued For Services, Shares											34,806
Issued shares of common stock for servece, Value											$ 145,805
Convertible Note Payable [Member]
Common Stock Shares Issued For Services, Shares									7,917
Issued shares of common stock for servece, Value									$ 47,500
IDTEC [Member]
Common Stock Shares Issued For Services, Shares											58,980
Debt conversion, converted instrument, shares issued, shares											12,000,000
Exercise Price					1.50						$ 1.50
Related Party Two [Member]
Debt conversion, converted instrument, shares issued, shares												216,246
Debt Conversion, Converted Instrument, Amount												$ 622,004
Additional Paid-in Capital								$ 124,291				$ 124,291
Debt Conversion Price Description												debt from $2.7438 to $9.978 per share
Gain on extinguishment of debt												$ 143,660
Related Party [Member]
Debt conversion, converted instrument, shares issued, shares												53,132
Debt Conversion, Converted Instrument, Amount												$ 266,000
Gain on extinguishment of debt												$ 62,000
Accrued Expenses Per Share												accrued expenses from $1.7463 to $9.978 per share
Related Party One [Member]
Debt conversion, converted instrument, shares issued, shares												86,717
Debt Conversion, Converted Instrument, Amount												$ 852,196
Additional Paid-in Capital								272,299				$ 272,299
Accrued Expenses Per Share												related party payables from $3.345 to $9.978 per share
Lease Agreement [Member]
Debt conversion, converted instrument, shares issued, shares									5,333		5,334
Debt Conversion, Converted Instrument, Amount									$ 49,600		$ 49,600
Agreement expiring date									February 2022		February 2022
Convertible promissory note agreement [Member]
Debt Conversion Price Description												debt from $0.4590 to $0.39912 per share
Gain on extinguishment of debt												$ 273,462
Common Stock Shares Issued To Option Exercised												151,366
Reduction In Related Party Debt								$ 65,728				$ 65,728
Number Of Warrants Outstanding								151,366				151,366
Employment Agreement [Member] | Kevin Moore [Member]
Common Stock Shares Issued For Services, Shares												24,053
Compensation [Member]
Common Stock Shares Issued For Services, Shares												342
Convertible Notes, Conversion Price								$ 60.87				$ 60.87
RSUs [Member]
Common Stock Shares Issued For Services, Shares									33,333
Strategic Advisory And Digital Marketing Services [Member] | Consultant [Member]
Common Stock Shares Issued For Services, Shares									500,000
Issued shares of common stock for servece, Value									$ 455,000
Shares price									$ 0.91
Business Development Consulting Services [Member] | Consultant [Member]
Common Stock Shares Issued For Services, Shares									300,000
Issued shares of common stock for servece, Value									$ 264,000
Shares price									$ 0.88
IDTEC [Member] | Asset Purchase Agreement [Member]
Common Stock, Shares Issued Upon Assets Purchase		4,000,000									4,000,000	4,000,000
Fair Value Of The Common Shares												$ 27,120,000
Convertible Notes, Conversion Price					$ 1.50						$ 1.50